Schedule of Income Tax Expenses Benefits (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
US current tax expense					$ 10,718	$ 2,999
Foreign current tax expense
US deferred tax expense (benefit)					648	1,172
Provision for income tax expenses (benefit)	$ 6,408	$ 700	$ 37,149	$ 700	$ 11,366	$ 4,171